Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts receivable	$ 2,009,905	$ 469,632	$ 538,169
Collection of Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Total revenue rate	63.40%